Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 3,866	$ 4,011
Operating Lease, Liability	3,671
Affiliated Entity
Related Party Transaction [Line Items]
Operating lease right-of-use assets	0
Operating Lease, Liability	0
Related Party
Related Party Transaction [Line Items]
Rental fee charged by a related party	$ 196	$ 198	$ 207